SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
Year ended December 31, 2015
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)

Outstanding at beginning of year	1,889	$6.53	3.97	$8,148
Granted	546	12.64
Exercised	(415)	2.78
Forfeited	(45)	9.03

Outstanding at end of year	1,975	$8.95	3.98	$5,118

Exercisable at end of year	964	$6.73	3.07	$4,299

Vested and expected to vest at end of year	1,882	$8.83	3.92	$5,062

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$1.48 - $5.85	477	1.8	2.95	455	1.72	2.81
$7.29-$9.87	477	4.49	8.73	214	4.28	8.79
$10.03 - $11.38	653	4.57	11.01	266	4.22	10.99
$12.42 - $14.68	368	5.09	13.37	29	4.68	13.93

	1,975	3.98	$8.95	964	3.07	$6.73

Schedule of RSU Activity
	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2015	-	$-
Granted	227	14.68
Vested	-
Forfeited	(2)	14.68

Outstanding as of December 31, 2015	225	$14.68

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2015	2014	2013

Research and development	$766	$440	$237
Selling and marketing	1,540	636	325
General and administrative	721	413	184

Total share-based compensation	$3,027	$1,489	$746